Post balance sheet events	6 Months Ended
Jun. 30, 2021
Post balance sheet events
Post balance sheet events	D3 Post balance sheet events First interim ordinary dividend The 2021 first interim ordinary dividend approved by the Board of Directors after 30 June 2021 is as described in note B5.